Investment in Associate	12 Months Ended
Dec. 31, 2018
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Investment in Associate
14.	Investment in Associate

Kutcho

Effective December 14, 2017, in connection with the Kutcho Early Deposit Agreement (Note 12), the Company participated in an equity financing undertaken by Kutcho acquiring, by way of private placement, 6,153,846 common shares and warrants to acquire an additional 3,076,923 common shares of Kutcho for total consideration of $3 million (Cdn$4 million). Additionally, the Company advanced to Kutcho $16 million (Cdn$20 million) in exchange for a subordinated secured convertible term debt loan agreement receivable bearing interest at 10% per annum (the “Kutcho Convertible Note”) (see Note 15).

As at December 31, 2018, Kutcho had 57,147,628 shares issued and outstanding, resulting in Wheaton owning approximately 11% of Kutcho on a non-diluted basis. However, as the convertible instruments described above are currently exercisable, on a fully diluted basis, Wheaton has the potential to own approximately 33% of Kutcho (40% on a non-fully diluted basis). As a result of the potential ownership position, the Company has concluded that it has significant influence over Kutcho and as such the investment in Kutcho is considered an Investment in Associate which is accounted for using the equity method. The Company records its share of Kutcho’s profit or loss based on Wheaton’s ownership interest in Kutcho on a non-diluted basis.

Kutcho’s principal address of the Company is 1030 West Georgia Street, Suite 717, Vancouver, British Columbia, Canada, V6E 2Y3.

A summary of the carrying value of the Kutcho Investment in Associate and the losses recognized as a component of the Company’s net earnings during 2018 and 2017 is presented below:

	December 31, 2018

(in thousands)	Carrying Value	Share of Associates Losses Included in Net Earnings

Investment in Associate - Kutcho	$2,562	$(432)

	December 31, 2017
(in thousands)	Carrying Value	Share of Associates Losses Included in Net Earnings

Investment in Associate - Kutcho	$2,994	$-